Statement of Stockholders' Equity (Deficit) (Parenthetical)		12 Months Ended
	Apr. 13, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split